CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Cash flows from operating activities
Net income/(loss)	¥ (768,642)	$ (112,253)	¥ 166,203	¥ 214,456
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	209,663	30,619	152,801	112,294
Amortization	38,302	5,594	23,081	7,020
Share-based compensation	137,986	20,152	71,532	146,486
Lease expense to reduce operating lease right-of -use assets	461,423	67,386
Income from investments	(24,831)	(3,626)	(50,746)	(18,451)
Share of net (income)/loss from equity investees	17,977	2,625	28,325	(4,630)
Gain from disposal of long-term investments	(50,407)	(7,361)	(15,403)
Gain from disposal of subsidiaries	(9,390)	(1,371)	(8,805)
Loss from disposal of business	21,699	3,169
Impairment of other receivables	52,428	7,657
Losses on extinguishment of debt securities	153,061	22,353
Impairment of a long-term investment	161,605	23,601	10,000
Investments fair value change			(12,854)
Gain from step acquisitions	(594)	(87)	(1,897)	(3,730)
Contingent consideration fair value change	3,644	532	5,124
Loss on disposal of property and equipment	5,889	860	940
Changes in operating assets and liabilities:
Prepayments and other current assets	166,339	24,292	(257,262)	(167,085)
Amounts due from related party	(491)	(72)		81,254
Deferred tax assets	(86,521)	(12,636)	(38,355)	(48,025)
Other non-current assets	31,901	4,659	(68,782)	(34,962)
Accrued expenses and other current liabilities	(85,284)	(12,455)	297,288	131,230
Income taxes payable	16,323	2,384	36,924	7,727
Prepayments from customers	239,557	34,985	(4,497)	415,585
Operating lease liabilities	(451,916)	(65,998)
Deferred tax liabilities				23,528
Amount due to a related party	803	117
Unrecognized tax benefit	168	25	11,757	4,673
Net cash provided by operating activities	240,692	35,151	345,374	867,370
Cash flows from investing activities
Purchase of short-term investments	(582,573)	(85,079)	(820,005)	(1,761,171)
Proceeds from disposals of short-term investments	404,859	59,126	1,191,505	1,413,029
Income from short-term investments	7,110	1,038	11,451	18,451
Purchase of long-term investments	(180,983)	(26,431)	(1,120,706)	(369,274)
Proceeds from disposal of long-term investments			64,432	260
Purchase of property and equipment	(193,166)	(28,210)	(283,964)	(242,041)
Proceeds from disposal of property and equipment			518	997
Amounts due from third parties	(284,618)	(41,566)	(237,059)
Amount due from a related party	(1,650)	(241)	(2,250)
Acquisition of subsidiaries, net of cash acquired	(87,926)	(12,841)	(138,749)	(229,495)
Disposal of subsidiaries, net of cash disposed	12,016	1,755	(57,508)
Net cash used in investing activities	(906,931)	(132,449)	(1,392,335)	(1,169,244)
Cash flows from financing activities
Proceeds from initial public offering				1,048,660
Initial public offering issuance costs				(26,752)
Proceeds from issuance of Series A-1 redeemable convertible preferred shares, net of issuance costs				1,840,295
Proceeds from bank loans	803,817	117,390	1,257,472	460,000
Repayment of bank loans	(322,418)	(47,086)	(95,000)	(15,000)
Proceeds from issuance of convertible senior notes, net of issuance costs	246,113	35,943
Acquisition of non-controlling interests	(8,834)	(1,290)	(70,908)	(13,722)
Disposal of non-controlling interests			98,100
Capital contributed from non-controlling interests	250	37	690	1,200
Distribution to non-controlling interests	(7,056)	(1,030)	(980)	(3,430)
Distribution to shareholders				(2,638,646)
Proceeds from exercise of share options	7,776	1,136	2,744
Share repurchase	(70,889)	(10,353)	(203,760)
Net cash provided by financing activities	648,759	94,747	988,358	652,605
Effect of exchange rate changes	(23,647)	(3,455)	34,268	78,244
Net increase/(decrease) in cash and cash equivalents and restricted cash	(41,127)	(6,006)	(24,335)	428,975
Cash and cash equivalents and restricted cash, at the beginning of year	1,386,412	202,473	1,410,747	981,772
Cash and cash equivalents and restricted cash, at the end of year	1,345,285	196,467	1,386,412	1,410,747
Supplemental disclosure of cash flow information:
Interest paid	107,184	15,653	40,682	14,487
Income tax paid	29,826	4,356	98,114	114,631
Supplemental disclosure of non-cash activities:
Operating lase liabilities arising from obtaining right-of-use assets	313,225	45,744
Supplemental disclosure of non-cash investing activities:
Acquisition of subsidiaries with conversion of previously held long-term investments in and loans to the subsidiaries	556,891	81,329
Purchase of property and equipment included in accrued expenses and other current liabilities	36,363	5,310	29,467	24,224
Purchase of long-term investments included in accrued expenses and other current liabilities	1,336	$ 195	37,093	¥ 25,290
Contingent consideration for business acquisition included in other non-current liabilities	¥ 47,084		¥ 91,440